PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property And Equipment Net Narrative Details
Depreciation of property and equipment	$ 60	$ 46	$ 10